UNITED STATES
           SECURITIES AND EXCHANGE             OMB APPROVAL
                  COMMISSION
           Washington, D.C.  20549        OMB Number:
                                          3235-0456
                                          Expires:   April 30,
                                          1998
                  FORM 24f-2              Estimated average
                                          burden
         Annual Notice of Securities      hours per response:  .
                     Sold                 . .0
            Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form.
                    Please print or type.

1. Name and address of issuer:      Enterprise Capital
Management
                          3343 Peachtree Road, N.E. Suite
450
                                  Atlanta, GA  30326-1022

2. Name of each series or class of funds for which this notice is filed:

               The Enterprise Group of Funds, Inc.

3. Investment Company Act File Number:

             Securities Act File Number: 2-28097

4. Last day of fiscal year for which this notice is filed:

                    December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6. Date of termination of issuer's declaration under rule
24f-2(a)(1), if
applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1993 other than pursuant to rule
24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



9. Number and aggregate sale price of securities sold during the fiscal year:

                    156,545,889 shares
                            $235,263,222

                       SEC 2393 (9/95)

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
152,817,284 shares

$207,233,486

11. Number and aggregate sale price of securities issued
during the fiscal
year in connection with dividend reinvestment plans, if
applicable (see
Instruction B.7):       3,728,605 shares
                          $28,029,736

12. Calculation of registration fee:
  (i)     Aggragate sale price of
securities sold during the
     fiscal year in reliance on rule 24f-2  $
(from Item                                  207,233,486
10):

   (ii)Aggregate price of shares issued in
connection
with dividend reinvestment plans (from      +
Item 11,                                    28,029,736
if applicable):

  (iii)Aggregate price of shares redeemed
or repurchased                              -
     during the fiscal year (if             135,844,564
applicable):

   (iv)Aggregateprice of shares redeemed
or repurchased
     and previously applied as a reduction + to filing fees pursuant to rule 24e-2 (if applicable):

  (v)     Net aggregate price of
securities sold and issued
     during the fiscal year in reliance on
rule 24f-2                                  99,418,658
[line (i), plus line (ii), less line
(iii), plus
line (iv)] (if applicable):

   (vi)Multiplier prescribed by Section
6(b) of the
Securities Act of 1993 or other applicable  x
law or                                      1/2900
regulation (see Instruction C.6):

  (vii)Fee due [line (i) or line (v)
multiplied by line                          34,282.30
(vi)]:

Instruction: Issuers should complete lines (ii), (iii),
(iv),and (v) only if the form
being filed within 60 days after the close of the issuer's fiscal year.
See Instruction C.3.
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
Rules of
Informal and Other Procedures (17 CFR 202.3a).

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/21/96

                        SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
______________________________________________


______________________________________________


     Date _____________

 * Please print the name and title of the signing officer
                   below the signature.